Income and Social Contribution Taxes - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of related party [line items]
Tax losses and negative basis for social contribution carryforwards	R$ 208,036	R$ 201,471
Deferred taxes not recognized due to the uncertainty of realization	220,832	128,418
Deferred tax assets reversed	39,462
offshore subsidiaries [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	620,906	388,178
Tax loss carryforwards related to income tax	620,906	388,178
IRPJ [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	873,718	576,948
Tax loss carryforwards related to income tax	873,718	576,948
CSLL [member]
Disclosure of related party [line items]
Tax loss carryforwards related to income tax	876,315	576,949
Tax loss carryforwards related to income tax	R$ 876,315	R$ 576,949